Statements of Operations (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Expenses:
Net Loss	$ (118)	$ (674,105)
Net loss allocable to:
Net Loss	(118)	(674,105)
SQN Alternative Investment Fund III L.P.
Revenue:
Rental income		135,361
Finance income		38,995
Interest income		20,474
Total Revenue		194,830
Expenses:
Management fees - Investment Manager		480,000
Professional fees		116,604
Depreciation and amortization		94,596
Fund administration expense		34,006
Other expenses	118	18,634
Foreign currency transaction loss		125,095
Total Expenses	118	868,935
Net Loss	(118)	(674,105)
Net loss allocable to:
Limited Partners	(117)	(667,364)
General Partner	(1)	(6,741)
Net Loss	$ (118)	$ (674,105)
Weighted average number of limited partnership interests outstanding	1.00	4,955.7
Net loss attributable to Limited Partners per weighted average number of limited partnership interests outstanding	$ (117.00)	$ (134.67)